Investment Objectives and Goals	Nov. 21, 2025
Calamos Convertible Equity Alternative ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Convertible Equity Alternative ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Calamos Convertible Equity Alternative ETF's investment objective is total return through capital appreciation and current income.
Calamos CEF Income & Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos CEF Income & Arbitrage ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Calamos CEF Income & Arbitrage ETF's investment objective is high current income and long-term capital appreciation.
Calamos Nasdaq Equity & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Nasdaq® Equity & Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Nasdaq® Equity & Income ETF's investment objective is attractive risk-adjusted total return through capital appreciation and current income.
Calamos Autocallable Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Autocallable Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos Autocallable Income ETF (the "Fund") seeks to generate high monthly income while providing reduced downside risk through exposure to the MerQube US Large Cap Vol Advantage Autocallable Index (the "Autocallable Index"). The Autocallable Index is designed to reflect the performance of a theoretical diversified portfolio of synthetic autocallable notes (each an "Autocallable" and the theoretical portfolio of Autocallables, the "Index Portfolio"). The reduced downside risk that the Fund seeks to deliver is relative to owning a single underlying autocallable note (and not relative to risk associated with investing in the S&P 500), because exposure to the Autocallable Index is expected to provide benefits such as reduced timing risk, diversification across multiple notes (i.e., not subject to a single maturity barrier), and contingent maturity barriers that may help preserve capital over time.